CONDENSED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 105,625	$ 808	$ 124,616	$ (19)	$ (20,249)	$ 469
Balance (in shares) at Dec. 31, 2011		36,490,020
Exercise of stock options	309	3	306	0	0	0
Exercise of stock options (in shares)		136,708
Stock-based compensation expenses	515	0	515	0	0	0
Dividend	(3,661)	0	0	0	(3,661)	0
Acquisition of non-controlling interests in Xsell	(314)	0	(149)	0	0	(165)
Other comprehensive income	(564)	0	0	(567)	0	3
Net income	16,451	0	0	0	16,183	268
Balance at Dec. 31, 2012	118,361	811	125,288	(586)	(7,727)	575
Balance (in shares) at Dec. 31, 2012		36,626,728
Exercise of stock options	274	4	270	0	0	0
Exercise of stock options (in shares)		121,584
Stock-based compensation expenses	185	0	185	0	0	0
Dividend	(4,397)	0	0	0	(4,397)	0
Other comprehensive income	(1,262)	0	0	(1,262)	0	0
Net income	7,196	0	0	0	7,001	195
Balance at Jun. 30, 2013	$ 120,357	$ 815	$ 125,743	$ (1,848)	$ (5,123)	$ 770
Balance (in shares) at Jun. 30, 2013		36,748,312